Unaudited Condensed Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock shares subject to possible redemption	4,508,659	3,464,860
Common stock shares subject to possible redemption, per share (in Dollars per share)	$ 10.20	$ 10.20
Common stock, par value (in Dollars)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	1,298,841	2,342,640
Common stock, shares outstanding	1,298,841	2,342,640
Class B Common Stock
Common stock, par value (in Dollars)	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000	2,000,000
Common stock, shares issued	1,437,500	1,437,500
Common stock, shares outstanding	1,437,500	1,437,500